Other Payables and Accruals	12 Months Ended
Dec. 31, 2023
Disclosure Of Other Payables And Accruals [Abstract]
Other Payables and Accruals
22.
OTHER PAYABLES AND ACCRUALS

	As of December 31,
	2022	2023
Payables in respect of research and development expenses	$5,435	$4,471
Accrued salaries and bonuses	2,475	2,166
Accrued other expenses	1,662	1,025
Deposit received for a potential out-licensing drug patent (note)	1,000	1,000
Other payables	1,103	500
	$11,675	$9,162

Note: During the year ended December 31, 2020, the Group signed an exclusive right of negotiation agreement with an independent third party (the “Independent Third Party”) to negotiate out-licensing a drug patent to the Independent Third Party. Under the exclusive right of negotiation agreement, we received a deposit of $1,000 which may be considered as consideration for the exclusive right of negotiation if the Independent Third Party has not identified any negative findings (as stated in the exclusive right of negotiation agreement) by March 2, 2021. As of the date of this report, despite no negative findings have been identified, we considered the negotiation will not proceed further, and the Independent Third Party has not requested a refund of the balance.